Current and long-term debt- 2020 TSFL Financing (Details)	1 Months Ended	3 Months Ended
	Nov. 30, 2020 USD ($) tanker vessel	Sep. 30, 2020 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,415,326,000	$ 2,552,473,000
2020 TSFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 47,300,000		$ 47,300,000
Sale leaseback transaction, term	7 years
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,000,000,000.0
Minimum ratio for fair value of vessels	115.00%
2020 TSFL Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.20%
2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 131,500,000
Repayments of borrowings	$ 29,300,000	$ 30,100,000
2017 Credit Facility [Member] | Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2	2
STI Galata STI La Boca | 2020 TSFL Lease Financing [Member] | Vessels [member] | MR [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2
Periodic payment per vessel	$ 400,000